Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 2,715,710	$ 2,885,115
Less: accumulated depreciation	(1,906,671)	(1,922,901)
Total property, plant and equipment, net	809,039	962,214
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	729,968	775,503
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	215,734	236,268
Electric equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	142,553	151,445
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	76,093	80,839
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,551,362	$ 1,641,060